Financial Assets and Liabilities - Summary of Borrowings (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020
Borrowings
Borrowing arrangements	$ 80,000	$ 80,000
Less: transaction costs	(6,738)	(6,738)
Amortization of carrying amount, net of payments made	17,395	16,216
Total borrowings	90,657	89,478
Current	41,571	32,455
Non-current	$ 49,086	$ 57,023